Restricted Cash Equivalents	12 Months Ended
Dec. 31, 2019
Restricted Cash Equivalents
Restricted Cash Equivalents

11	Restricted cash equivalents

The Company had restricted cash equivalents amounting to $364 at December 31, 2019 (2018 - $418). These balances consist of certificates of deposit that are used as collateral for corporate credit cards and leases.